OTHER ASSETS	3 Months Ended
Mar. 31, 2014
OTHER ASSETS [Abstract]
OTHER ASSETS

NOTE 4 - OTHER ASSETS

In February 2013, the Company issued 2,500,000  shares of its restricted  common stock to an unrelated third party in exchange as part of an Assignment on an oil and gas lease  located in Natrona  County,  Wyoming.  The shares  were valued at

$2,500  at the  time of the  transaction  ($0.001  per  share).  The  Assignment provides for the Company to retain 82.5% of the working interest.